ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited		September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 10.4%
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	250,000	15,038
		15,038
Hotels, Restaurants & Leisure 2.9%
International Game Technology	860,000	37,066
Las Vegas Sands (1)	334,000	44,562
Marriott, Class A	1,900,000	82,593
McDonald's	500,000	27,235
MGM Mirage (1)	550,000	49,192
Wynn Resorts	770,000	121,321
		361,969
Internet & Catalog Retail 2.1%
Amazon.com (1)	2,750,000	256,163
		256,163
Media 1.1%
Discovery Holding, Series A (1)	640,000	18,464
Grupo Televisa, ADR	820,000	19,819
McGraw-Hill	100,000	5,091
Omnicom	1,200,000	57,708
Shaw Communications, B Shares	910,000	22,605
Viacom, Class B (1)	370,000	14,419
		138,106
Multiline Retail 2.6%
Kohl's (1)	2,950,000	169,123
Target	2,375,000	150,979
		320,102
Specialty Retail 0.8%
Bed Bath & Beyond (1)	1,305,400	44,540
Home Depot	1,500,000	48,660
		93,200
Textiles, Apparel & Luxury Goods 0.8%
Coach (1)	2,200,000	103,994
		103,994
Total Consumer Discretionary		1,288,572
CONSUMER STAPLES 4.2%
Beverages 0.5%
PepsiCo	910,000	66,667
		66,667
Food & Staples Retailing 2.4%
CVS Caremark	5,750,000	227,872
Sysco	400,000	14,236
Wal-Mart	1,400,000	61,110
		303,218
Household Products 1.3%
Procter & Gamble	2,200,000	154,748
		154,748
Total Consumer Staples		524,633
ENERGY 8.5%
Energy Equipment & Services 5.8%
Baker Hughes	1,720,000	155,437
Schlumberger	3,250,000	341,250
Smith International	3,100,000	221,340
		718,027
Oil, Gas & Consumable Fuels 2.7%
EOG Resources	100,000	7,233
ExxonMobil	1,500,000	138,840
Murphy Oil	1,300,000	90,857
Sunoco	10,000	708
Total, ADR	1,180,000	95,615
		333,253

Total Energy		1,051,280
FINANCIALS 16.5%

Capital Markets 10.2%
Ameriprise Financial	1,045,000	65,950
Bank of New York Mellon	1,400,000	61,796
Charles Schwab	5,140,000	111,024
Franklin Resources	1,460,000	186,150
Goldman Sachs	778,000	168,624
Legg Mason	210,000	17,701
Merrill Lynch	725,000	51,678
Morgan Stanley	2,350,000	148,050
Northern Trust	1,600,000	106,032
State Street	3,220,000	219,475
UBS (CHF)	2,350,000	126,031
		1,262,511
Commercial Banks 0.6%
Wells Fargo	2,000,000	71,240
		71,240
Consumer Finance 1.5%
American Express	2,860,000	169,798
Discover Financial (1)	925,000	19,240
		189,038
Diversified Financial Services 1.6%
Citigroup	2,800,000	130,676
CME Group	113,000	66,371
IntercontinentalExchange (1)	10,000	1,519
		198,566
Insurance 2.6%
American International Group	2,300,000	155,595
Hartford Financial Services	437,000	40,444
Prudential Financial	1,310,000	127,830
		323,869
Thrifts & Mortgage Finance 0.0%
Countrywide Financial	250,000	4,752
		4,752
Total Financials		2,049,976
HEALTH CARE 16.6%
Biotechnology 3.8%
Celgene (1)	1,700,000	121,227
Genentech (1)	2,100,000	163,842
Gilead Sciences (1)	4,460,000	182,280
		467,349
Health Care Equipment & Supplies 3.7%
Alcon	491,000	70,665
Baxter International	550,000	30,954
Medtronic	2,725,000	153,717
St. Jude Medical (1)	2,325,000	102,463
Stryker	1,300,000	89,388
Zimmer Holdings (1)	140,000	11,338
		458,525
Health Care Providers & Services 5.3%
Aetna	2,480,000	134,590
Cardinal Health	740,000	46,272
Express Scripts (1)	1,300,000	72,566
Humana (1)	900,000	62,892
Laboratory Corporation of America (1)	730,000	57,108
Medco (1)	1,030,000	93,102
UnitedHealth Group	1,300,000	62,959
WellPoint (1)	1,700,000	134,164
		663,653
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	460,000	26,551
		26,551
Pharmaceuticals 3.6%
Allergan	1,500,000	96,705
Eli Lilly	610,000	34,727
Merck	1,510,000	78,052
Novartis (CHF)	100,000	5,505
Roche Holding - Genusscheine (CHF)	520,000	94,043
Schering-Plough	3,070,000	97,104
Wyeth	910,000	40,541
		446,677

Total Health Care		2,062,755
INDUSTRIALS & BUSINESS SERVICES 10.2%
Aerospace & Defense 2.3%
General Dynamics	1,870,000	157,959
Lockheed Martin	55,000	5,967
Rockwell Collins	575,000	41,998
United Technologies	910,000	73,236
		279,160
Air Freight & Logistics 0.3%
Expeditors International of Washington	880,000	41,624
		41,624
Construction & Engineering 0.8%
Foster Wheeler (1)	700,000	91,896
		91,896
Industrial Conglomerates 4.1%
GE	10,850,000	449,190
McDermott International (1)	1,100,000	59,488
		508,678
Machinery 2.7%
Danaher	3,350,000	277,079
Illinois Tool Works	1,030,000	61,429
		338,508
Total Industrials & Business Services		1,259,866
INFORMATION TECHNOLOGY 26.7%
Communications Equipment 6.4%
Cisco Systems (1)	7,750,000	256,602
Corning	2,660,000	65,569
Juniper Networks (1)	5,200,000	190,372
LM Ericsson (SEK)	12,225,000	48,707
Nokia, ADR	4,075,000	154,565
Qualcomm	1,850,000	78,181
		793,996
Computers & Peripherals 4.1%
Apple (1)	1,519,000	233,228
Dell (1)	3,130,000	86,388
EMC (1)	4,750,000	98,800
Hewlett-Packard	1,090,000	54,271
Network Appliance (1)	1,375,000	37,001
		509,688
Internet Software & Services 3.9%
eBay (1)	3,130,000	122,133
Google, Class A (1)	568,000	322,209
Monster Worldwide (1)	1,240,000	42,234
		486,576
IT Services 1.7%
Accenture, Class A	1,450,000	58,363
Automatic Data Processing	3,100,000	142,383
Mastercard, Class A	70,000	10,358
		211,104
Semiconductor & Semiconductor Equipment 5.1%
Analog Devices	2,200,000	79,552
Applied Materials	100,000	2,070
ASML Holding, ADS (1)	2,000,000	65,720
Broadcom, Class A (1)	740,000	26,966
Intel	4,150,000	107,319
Marvell Technology Group (1)	5,900,000	96,583
Maxim Integrated Products	2,100,000	61,635
Texas Instruments	2,500,000	91,475
Xilinx	3,740,000	97,763
		629,083
Software 5.5%
Adobe Systems (1)	1,500,000	65,490
Autodesk (1)	1,720,000	85,948
Electronic Arts (1)	1,900,000	106,381
Intuit (1)	1,600,000	48,480
Microsoft	9,350,000	275,451
Oracle (1)	4,250,000	92,013
		673,763

Total Information Technology		3,304,210
MATERIALS 2.2%
Chemicals 1.2%
Monsanto	1,670,000	143,186
		143,186
Metals & Mining 1.0%
Freeport McMoRan Copper Gold	1,180,000	123,770
		123,770
Total Materials		266,956
TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.6%
AT&T	1,850,000	78,273
		78,273
Wireless Telecommunication Services 4.1%
America Movil, ADR, Series L	2,860,000	183,040
American Tower Systems, Class A (1)	3,850,000	167,629
Bharti Airtel (INR) (1)	700,000	16,884
MetroPCS Communications (1)	890,000	24,279
Rogers Communications, Class B	2,500,000	113,825
		505,657
Total Telecommunication Services		583,930

Total Common Stocks (Cost $8,603,759)		12,392,178
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	16,005,003	16,005
Total Short-Term Investments (Cost $16,005)		16,005
Total Investments in Securities
100.1% of Net Assets (Cost $8,619,764)		$12,408,183

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
INR	Indian Rupee
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $8,619,764,000. Net unrealized gain aggregated $3,788,492,000 at period-end, of which $3,869,162,000 related to appreciated investments and $80,670,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,748,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $16,005,000 and $12,545,000 respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007